UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-21698

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Third Quarter Report — September 30, 2013

To Our Shareholders,

For the quarter ended September 30, 2013, the net asset value (“NAV”) total return of the GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (the “Fund”) was 9.2%, compared with total returns of 0.8% and 3.6% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver Index, respectively. The total return for the Fund’s publicly traded shares was 12.0%. The Fund’s NAV per share was $10.54, while the price of the publicly traded shares closed at $10.57 on the NYSE MKT. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2013.

Comparative Results

Average Annual Returns through September 30, 2013 (a) (Unaudited)					Since
					Inception
	Quarter	1 Year	3 Year	5 Year	(03/31/05)
GAMCO Global Gold, Natural Resources & Income Trust by Gabelli
NAV Total Return (b)	9.17%	(15.24)%	(4.50)%	0.27%	2.89%
Investment Total Return (c)	12.03	(16.96)	(5.33)	(1.41)	2.23
CBOE S&P 500 Buy/Write Index	0.82	3.09	7.52	4.35	4.06
Barclays Government/Credit Bond Index	0.36	(1.85)	2.87	5.72	4.88
Amex Energy Select Sector Index.	6.31	15.12	16.08	7.41	10.01
Philadelphia Gold & Silver Index.	3.63	(51.09)	(22.01)	(6.57)	(0.04)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Amex Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE MKT and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Schedule of Investments — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 86.7%
	Energy and Energy Services — 46.2%
292,500	Anadarko Petroleum Corp.(a)	$27,199,575
344,500	Apache Corp.(a)	29,330,730
350,025	Baker Hughes Inc.(a)	17,186,227
500,000	BG Group plc	9,555,611
585,000	BP plc, ADR(a)	24,587,550
400,000	Cameron International Corp.†(a)	23,348,000
437,500	Canadian Natural Resources Ltd.	13,755,000
500,000	Canadian Oil Sands Ltd	9,688,850
200,000	Cheniere Energy Inc.†(a)	6,828,000
300,000	Chesapeake Energy Corp.(a)	7,764,000
750,000	Cobalt International Energy Inc.†(a)	18,645,000
70,000	Concho Resources Inc.†	7,616,700
195,000	Devon Energy Corp.(a)	11,263,200
500,000	Encana Corp.	8,665,000
195,000	EOG Resources Inc.(a)	33,009,600
100,000	FMC Technologies Inc.†	5,542,000
3,037,330	Glencore Xstrata plc	16,556,080
140,000	Halliburton Co.(a)	6,741,000
600,000	Marathon Oil Corp	20,928,000
240,000	Marathon Petroleum Corp.	15,436,800
100,000	Murphy Oil Corp.	6,032,000
25,000	Murphy USA Inc.†	1,009,750
529,600	Nabors Industries Ltd.(a)	8,505,376
350,000	National Oilwell Varco Inc.(a)	27,338,500
320,000	Noble Corp.(a)	12,086,400
250,000	Noble Energy Inc.	16,752,500
170,000	Occidental Petroleum Corp.	15,901,800
507,000	Petroleo Brasileiro SA, ADR(a)	7,853,430
450,000	QEP Resources Inc	12,460,500
240,100	Schlumberger Ltd.(a)	21,215,236
500,000	Statoil ASA, ADR	11,340,000
614,500	Suncor Energy Inc.(a)	21,986,810
1,750,000	Talisman Energy Inc.	20,125,000
119,300	The Williams Companies Inc	4,337,748
491,400	Total SA, ADR	28,461,888
221,800	Transocean Ltd.(a)	9,870,100
300,000	Tullow Oil plc	4,973,289
140,000	Valero Energy Corp.(a)	4,781,000
1,635,500	Weatherford International Ltd.†(a)	25,072,215
200,000	Western Refining Inc.	6,008,000
75,000	Whiting Petroleum Corp.†	4,488,750

		584,247,215

	Metals and Mining — 40.5%
1,310,000	Agnico Eagle Mines Ltd.(a)	34,675,700
600,000	Alacer Gold Corp.	1,799,912
160,000	Allied Nevada Gold Corp.†(a)	668,800
542,000	Anglo American plc	13,319,671
1,053,500	AngloGold Ashanti Ltd., ADR(a)	13,990,480
879,180	Antofagasta plc	11,649,812
1,630,000	Barrick Gold Corp.(a)	30,350,600

Shares		Market Value
160,000	BHP Billiton Ltd., ADR	$10,640,000
1,070,000	Centamin plc†	789,476
859,105	Comstock Mining Inc.†	1,546,389
250,000	Detour Gold Corp.†	2,118,829
1,100,000	Duluth Metals Ltd.†	1,260,133
3,700,000	Eldorado Gold Corp.(a)	24,964,807
607,400	Franco-Nevada Corp	27,555,751
62,500	Franco-Nevada Corp.(b)	2,835,421
554,500	Freeport-McMoRan Copper & Gold Inc.(a)	18,342,860
713,500	Fresnillo plc	11,239,041
2,858,400	Gold Fields Ltd., ADR(a)	13,062,888
1,500,000	Goldcorp Inc.(a)	39,015,000
1,321,600	Harmony Gold Mining Co. Ltd., ADR(a)	4,467,008
1,768,800	Hochschild Mining plc	5,188,709
195,000	Hummingbird Resources plc†	127,854
300,000	Iluka Resources Ltd.	3,207,300
2,115,500	Kinross Gold Corp., New York(a)	10,683,275
3,592	Kinross Gold Corp., Toronto(a)	18,099
635,000	Kirkland Lake Gold Inc.†	2,139,168
250,600	Lundin Mining Corp., OTC†(a)	1,100,134
1,400,000	Lundin Mining Corp., Toronto†(a)	6,156,982
375,000	Medusa Mining Ltd.†	780,135
1,826,725	Newcrest Mining Ltd.	19,666,521
1,254,500	Newmont Mining Corp.(a)	35,251,450
2,206,600	Osisko Mining Corp.†	11,160,998
511	PanAust Ltd	1,006
211,300	Peabody Energy Corp.(a)	3,644,925
450,000	Perseus Mining Ltd.†	227,174
400,000	Perseus Mining Ltd.†(c)	201,932
508,000	Randgold Resources Ltd., ADR(a)	36,337,240
1,333,529	Red 5 Ltd.†	124,405
466,000	Rio Tinto plc, ADR(a)	22,722,160
2,800,000	Romarco Minerals Inc.†	1,060,143
655,077	Royal Gold Inc.(a)	31,876,047
5,000,000	Saracen Mineral Holdings Ltd.†	1,072,831
500,000	SEMAFO Inc.	1,203,825
1,060,000	Silver Lake Resources Ltd.†	781,208
700,000	Silver Wheaton Corp.	17,339,000
120,000	Tahoe Resources Inc.†	2,159,895
640,581	Turquoise Hill Resources Ltd.†	2,831,368
484,097	Vale SA, ADR(a)	7,556,754
108,475	Vale SA, Cl. P, ADR	1,541,430
207,000	Witwatersrand Consolidated Gold Resources Ltd.†	175,245
2,150,000	Yamana Gold Inc.(a)	22,360,000

		512,989,791

	TOTAL COMMON STOCKS	1,097,237,006

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 0.3%
	Metals and Mining — 0.3%
$ 2,800,000	Detour Gold Corp., Cv., 5.500%, 11/30/17	$2,471,504
600,000	Kirkland Lake Gold Inc., Cv., 7.500%, 12/31/17(b)	502,403
1,500,000(d)	Wesdome Gold Inc., 7.000%, 05/24/17(c)(e)	1,237,804

	TOTAL CONVERTIBLE CORPORATE BONDS	4,211,711

	CORPORATE BONDS — 0.3%
	Energy and Energy Services — 0.3%
2,500,000	AngloGold Ashanti Holdings plc, 8.500%, 07/30/20	2,581,250
500,000	Tesoro Corp., 9.750%, 06/01/19	548,750

		3,130,000

	TOTAL CORPORATE BONDS	3,130,000

	U.S. GOVERNMENT OBLIGATIONS — 12.7%
160,630,000	U.S. Treasury Bills, 0.010% to 0.085%††, 10/03/13 to 04/03/14(f)	160,624,560

	TOTAL INVESTMENTS — 100.0% (Cost $1,700,567,283)	$1,265,203,277

	Aggregate tax cost	$1,737,743,450

	Gross unrealized appreciation	$25,463,561
	Gross unrealized depreciation	(498,003,734)

	Net unrealized appreciation/depreciation	$(472,540,173)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (g) — (4.1)%
	Call Options Written — (3.8)%
1,000	Agnico Eagle Mines Ltd.	Oct. 13/35	$2,500
6,200	Agnico Eagle Mines Ltd.	Nov. 13/35	93,000
1,500	Agnico Eagle Mines Ltd.	Nov. 13/37.50	11,250
1,000	Agnico Eagle Mines Ltd.	Dec. 13/31	84,920
800	Agnico Eagle Mines Ltd.	Jan. 14/35	42,000
2,600	Agnico Eagle Mines Ltd.	Jan. 14/36.50	95,550
6,000	Alacer Gold Corp.(h)	Oct. 13/4	40,775
800	Allied Nevada Gold Corp.	Dec. 13/9	5,600
400	Anadarko Petroleum Corp.	Nov. 13/87.50	298,000
900	Anadarko Petroleum Corp.	Nov. 13/92.50	387,000
1,125	Anadarko Petroleum Corp.	Nov. 13/97.50	254,250
500	Anadarko Petroleum Corp.	Jan. 14/100	144,000
221	Anglo American plc(i)	Nov. 13/1750	51,341
221	Anglo American plc(i)	Dec. 13/1750	90,339

Number of Contracts		Expiration Date/ Exercise Price	Market Value
2,500	AngloGold Ashanti Ltd., ADR	Oct. 13/11	$562,500
4,035	AngloGold Ashanti Ltd., ADR	Oct. 13/14	141,225
4,000	AngloGold Ashanti Ltd., ADR	Dec. 13/16	200,280
500	Apache Corp.	Oct. 13/77.50	440,000
1,291	Apache Corp.	Oct. 13/85	214,306
862	Apache Corp.	Oct. 13/87.50	66,374
792	Apache Corp.	Oct. 13/90	19,008
3,500	Baker Hughes Inc.	Oct. 13/47	927,500
11,625	Barrick Gold Corp.	Oct. 13/23	52,312
4,650	Barrick Gold Corp.	Oct. 13/25	9,300
250	BG Group plc(i)	Nov. 13/1250	46,544
250	BG Group plc(i)	Dec. 13/1250	88,028
1,600	BHP Billiton Ltd., ADR	Nov. 13/70	166,400
2,000	BP plc, ADR	Oct. 13/42	122,000
3,850	BP plc, ADR	Oct. 13/43	100,100
1,225	Cameron International Corp.	Nov. 13/60	225,400
1,000	Cameron International Corp.	Nov. 13/65	50,000
4,375	Canadian Natural Resources Ltd.	Dec. 13/34	251,562
2,500	Canadian Oil Sands Ltd.(h)	Oct. 13/21	7,281
2,500	Canadian Oil Sands Ltd.(h)	Jan. 14/21	74,025
2,000	Cheniere Energy Inc.	Dec. 13/28	1,380,000
3,000	Chesapeake Energy Corp.	Oct. 13/21	1,515,000
4,000	Cobalt International Energy Inc.	Oct. 13/27.50	400,000
600	Cobalt International Energy Inc.	Oct. 13/30	36,000
1,000	Cobalt International Energy Inc.	Oct. 13/32.50	30,000
1,900	Cobalt International Energy Inc.	Jan. 14/30	280,250
700	Concho Resources Inc.	Dec. 13/85	1,771,000
1,925	Devon Energy Corp.	Oct. 13/60	96,250
34,000	Eldorado Gold Corp.(h)	Nov. 13/8	693,170
3,000	Eldorado Gold Corp.(h)	Jan. 14/9	75,724
2,000	Encana Corp.	Oct. 13/20	10,000
3,000	Encana Corp.	Jan. 14/18	225,000
500	EOG Resources Inc.	Oct. 13/125	2,196,250

750	EOG Resources Inc.	Oct. 13/130	2,960,625
700	EOG Resources Inc.	Oct. 13/155	1,034,250
1,000	FMC Technologies Inc.	Oct. 13/55	142,500
5,699	Franco-Nevada Corp.(h)	Oct. 13/40	3,734,600
1,000	Franco-Nevada Corp.(h)	Jan. 14/40	759,672
1,975	Freeport-McMoRan Copper & Gold Inc.	Nov. 13/32	355,500
1,785	Freeport-McMoRan Copper & Gold Inc.	Nov. 13/33	221,340

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (g) (Continued)
	Call Options Written (Continued)
1,785	Freeport-McMoRan Copper & Gold Inc.	Jan. 14/33	$360,570
125	Fresnillo plc(i)	Dec. 13/1300	28,129
165	Fresnillo plc(i)	Dec. 13/1400	17,470
248	Fresnillo plc(i)	Jan. 14/1350	46,773
175	Fresnillo plc(i)	Feb. 14/1200	113,834
796	Glencore Xstrata plc(i)	Dec. 13/340	215,849
722	Glencore Xstrata plc(i)	Jan. 14/340	258,082
723	Glencore Xstrata plc(i)	Feb. 14/340	312,633
796	Glencore Xstrata plc(i)	Mar. 14/340	344,199
14,292	Gold Fields Ltd., ADR	Dec. 13/5	420,328
14,292	Gold Fields Ltd., ADR	Jan. 14/4	1,214,820
4,100	Goldcorp Inc.	Oct. 13/32	16,400
3,900	Goldcorp Inc.	Oct. 13/33	9,750
6,000	Goldcorp Inc.	Dec. 13/32	281,400
1,000	Goldcorp Inc.	Jan. 14/30	106,500
1,400	Halliburton Co.	Oct. 13/43	744,800
9,912	Harmony Gold Mining Co. Ltd., ADR	Nov. 13/3	545,160
3,304	Harmony Gold Mining Co. Ltd., ADR	Nov. 13/4	52,864
82	Hochschild Mining plc(i)	Dec. 13/260	1,341
8,691	Kinross Gold Corp.	Nov. 13/5	347,640
6,000	Kinross Gold Corp.	Dec. 13/6	121,500
6,500	Kinross Gold Corp.	Jan. 14/5	357,500
4,000	Kirkland Lake Gold Inc.(h)	Oct. 13/5	58,249
2,350	Kirkland Lake Gold Inc.(h)	Jan. 14/6	34,222
11,506	Lundin Mining Corp.(h)	Oct. 13/4.50	223,407
6,000	Marathon Oil Corp.	Oct. 13/34	660,000
1,200	Marathon Petroleum Corp.	Oct. 13/72.50	15,000
1,200	Marathon Petroleum Corp.	Jan. 14/72.50	189,000
1,000	Murphy Oil Corp.	Oct. 13/62.50	45,000
2,648	Nabors Industries Ltd.	Dec. 13/18	86,060
2,648	Nabors Industries Ltd.	Jan. 14/18	129,752
1,200	National Oilwell Varco Inc.	Nov. 13/75	558,000
1,200	National Oilwell Varco Inc.	Nov. 13/77.50	349,200
1,100	National Oilwell Varco Inc.	Jan. 14/77.50	467,500
1,800	Newmont Mining Corp.	Nov. 13/36	18,000
3,000	Newmont Mining Corp.	Dec. 13/33	162,000
1,000	Newmont Mining Corp.	Dec. 13/35	30,000
750	Newmont Mining Corp.	Jan. 14/33	53,250
750	Newmont Mining Corp.	Jan. 14/34	46,125
1,250	Newmont Mining Corp.	Jan. 14/37	36,875
1,250	Newmont Mining Corp.	Jan. 14/38	30,625
2,745	Newmont Mining Corp.	Feb. 14/33.50	256,795
1,700	Noble Corp.	Dec. 13/38	319,600
800	Noble Corp.	Dec. 13/39	116,400
700	Noble Corp.	Jan. 14/40	95,200
2,500	Noble Energy Inc.	Nov. 13/57.50	2,437,500

Number of Contracts		Expiration Date/ Exercise Price	Market Value
750	Occidental Petroleum Corp.	Nov. 13/90	$371,250
500	Occidental Petroleum Corp.	Jan. 14/90	310,000
450	Occidental Petroleum Corp.	Feb. 14/90	316,125
7,000	Osisko Mining Corp.(h)	Oct. 13/6	37,377
66	Osisko Mining Corp.(h)	Oct. 13/5	2,595
3,000	Osisko Mining Corp.(h)	Jan. 14/6	106,306
12,000	Osisko Mining Corp.(h)	Jan. 14/7	198,048
500	Peabody Energy Corp.	Dec. 13/20	22,000
1,000	Peabody Energy Corp.	Jan. 14/20	59,000
1,426	Petroleo Brasileiro SA, ADR	Oct. 13/19	2,852
2,324	Petroleo Brasileiro SA, ADR	Oct. 13/20	4,648
4,500	QEP Resources Inc.	Dec. 13/30	337,500
200	Randgold Resources Ltd., ADR	Oct. 13/85	2,000
3,440	Randgold Resources Ltd., ADR	Dec. 13/90	309,600
3,000	Rio Tinto plc, ADR	Oct. 13/52.50	60,000
4,551	Royal Gold Inc.	Oct. 13/60	68,265
600	Royal Gold Inc.	Dec. 13/57	87,048
1,400	Royal Gold Inc.	Jan. 14/57.50	240,800
800	Schlumberger Ltd.	Oct. 13/82.50	420,000
400	Schlumberger Ltd.	Nov. 13/72.50	652,000
301	Schlumberger Ltd.	Nov. 13/87.50	94,514
600	Schlumberger Ltd.	Jan. 14/85	375,600
300	Schlumberger Ltd.	Jan. 14/87.50	143,400
1,000	Silver Wheaton Corp.	Nov. 13/28	56,500
5,000	Silver Wheaton Corp.	Dec. 13/29	355,000
1,000	Silver Wheaton Corp.	Jan. 14/29	96,000
5,000	Statoil ASA, ADR	Oct. 13/22.50	250,000
4,145	Suncor Energy Inc.	Dec. 13/33	1,751,263
2,000	Suncor Energy Inc.	Dec. 13/34	522,000
1,200	Tahoe Resources Inc.(h)	Oct. 13/18	119,412
2,500	Talisman Energy Inc.	Oct. 13/12	50,000
15,000	Talisman Energy Inc.	Oct. 13/13	75,000
1,193	The Williams Companies Inc.	Nov. 13/36	187,898
1,000	Total SA, ADR	Nov. 13/55	360,000
3,914	Total SA, ADR	Jan. 14/52.50	2,367,970
2,218	Transocean Ltd.	Nov. 13/57.50	6,654
3,000	Turquoise Hill Resources Ltd.	Dec. 13/7	30,000
3,000	Turquoise Hill Resources Ltd.	Dec. 13/8	30,000
1,614	Vale SA, ADR	Oct. 13/15	129,120
807	Vale SA, ADR	Dec. 13/15	106,524
807	Vale SA, ADR	Dec. 13/16	61,332
1,614	Vale SA, ADR	Jan. 14/16	143,646

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (g) (Continued)
	Call Options Written (Continued)
700	Valero Energy Corp.	Dec. 13/37	$53,900
700	Valero Energy Corp.	Jan. 14/37	71,400
4,000	Weatherford International Ltd.	Nov. 13/14	658,000
1,000	Western Refining Inc.	Dec. 13/35	42,500
1,000	Western Refining Inc.	Jan. 14/35	62,500
750	Whiting Petroleum Corp.	Dec. 13/50	795,000
5,250	Yamana Gold Inc.	Oct. 13/13	15,750
1,000	Yamana Gold Inc.	Oct. 13/14	2,000
3,500	Yamana Gold Inc.	Oct. 13/15	8,750
5,000	Yamana Gold Inc.	Dec. 13/12	209,700
4,750	Yamana Gold Inc.	Jan. 14/12	256,500
2,000	Yamana Gold Inc.	Apr. 14/11	244,000

	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $52,603,567)		48,956,350

	Put Options Written — (0.3)%
1,000	BP plc, ADR	Oct. 13/41	24,000
2,000	Cheniere Energy Inc.	Dec. 13/24	37,000
1,000	Cobalt International Energy Inc.	Jan. 14/20	102,500
2,000	Cobalt International Energy Inc.	Jan. 14/22.50	400,000
1,000	CVR Energy Inc.	Dec. 13/41	475,000
1,500	CVR Energy Inc.	Dec. 13/43.50	1,020,000
4,000	Denbury Resources Inc.	Dec. 13/17	160,000
1,000	Devon Energy Corp.	Oct. 13/55	34,000
1,500	Energy Transfer Partners LP	Dec. 13/47.50	116,250
500	EOG Resources Inc.	Oct. 13/125	2,000
1,000	Franco-Nevada Corp.(h)	Oct. 13/40	10,679
800	Hess Corp.	Nov. 13/67.50	38,400
1,000	Noble Corp.	Dec. 13/35	105,000
750	Randgold Resources Ltd., ADR	Mar. 14/70	555,000
2,000	Sasol Ltd.	Dec. 13/40	20,000
1,500	Southwestern Energy Co.	Dec. 13/36	246,000
1,800	Western Refining Inc.	Dec. 13/27	166,500

	TOTAL PUT OPTIONS WRITTEN
	(Premiums received $5,629,507)		3,512,329

	TOTAL OPTIONS CONTRACTS WRITTEN
	(Premiums received $58,233,074)		$52,468,679

Market Value
Aggregate premiums	$(58,233,074)

Gross unrealized appreciation	$25,889,021
Gross unrealized depreciation	(20,124,626)

Net unrealized appreciation/depreciation	$5,764,395

(a)	Securities, or a portion thereof, with a value of $403,993,042 were deposited with the broker as collateral for options written.
(b)

At September 30, 2013, the Fund held investments in restricted securities amounting to $3,337,824 or 0.26% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	09/30/13 Carrying Value Per Share
62,500	Franco-Nevada Corp	08/01/12	$3,027,870	$45.3667
$600,000	Kirkland Lake Gold Inc., Cv., 7.500%, 12/31/17	10/17/12	611,154	0.8373

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the market value of Rule 144A securities amounted to $1,439,736 or 0.11% of total investments.

(d)	Principal amount denoted in Canadian Dollars.
(e)	Illiquid security.
(f)	At September 30, 2013, $117,735,000 of the principal amount was pledged as collateral for options written.
(g)	At September 30, 2013, the Fund had entered into over-the-counter Option Contracts Written with Pershing LLC and Morgan Stanley.
(h)	Exercise price denoted in Canadian dollars.
(i)	Exercise price denoted in British pence.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Geographic Diversification	%of Total Investments	Market Value
Long Positions
North America	73.1%	$924,889,810
Europe	18.6	235,219,304
Asia/Pacific	2.9	36,702,511
Latin America	2.9	36,696,031
South Africa	2.5	31,695,621

Total Investments	100.0%	$1,265,203,277

Short Positions
North America	(3.6)%	$(46,179,587)
Europe	(0.4)	(4,573,286)
South Africa	(0.1)	(1,267,684)
Latin America	(0.0)	(448,122)

Total Investments	(4.1)%	$(52,468,679)

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs	Total Market Value at 9/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Energy Services	$ 584,247,215	—	—	$ 584,247,215
Metals and Mining	493,198,865	$ 19,666,521	$124,405	512,989,791
Total Common Stocks	1,077,446,080	19,666,521	124,405	1,097,237,006
Convertible Corporate Bonds(a)	2,471,504	1,740,207	—	4,211,711
Corporate Bonds(a)	—	3,130,000	—	3,130,000
U.S. Government Obligations	—	160,624,560	—	160,624,560
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,079,917,584	$ 185,161,288	$124,405	$1,265,203,277
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$ (23,225,551)	$(25,730,799)	—	$ (48,956,350)
Put Options Written	(159,679)	(3,352,650)	—	(3,512,329)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$ (23,385,230)	$ 29,083,449)	—	$ (52,468,679)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at September 30, 2013 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. Due to the recent amendments to Rule 4.5 under the CEA, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2013, there were no short sales outstanding.

GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST by Gabelli

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, and serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO GLOBAL GOLD, NATURAL RESOURCES

& INCOME TRUST BY GABELLI

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES	OFFICERS

Anthony J. Colavita President, Anthony J. Colavita, P.C.	Bruce N. Alpert President & Acting Chief Compliance Officer

James P. Conn Former Managing Director & Chief Investment Officer, Financial Security Assurance Holdings Ltd.	Agnes Mullady Treasurer & Secretary Carter W. Austin Vice President

Mario d’Urso Former Italian Senator	Molly A.F. Marion Vice President & Ombudsman

Vincent D. Enright Former Senior Vice President & Chief Financial Officer, KeySpan Corp.	Laurissa M. Martire Vice President & Ombudsman David I. Schachter Vice President

Frank J. Fahrenkopf, Jr. Former President & Chief Executive Officer, American Gaming Association	INVESTMENT ADVISER Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422
Michael J. Melarkey Partner, Avansino, Melarkey, Knobel, Mulligan & McKenzie	CUSTODIAN The Bank of New York Mellon
Salvatore M. Salibello, CPA Partner, BDO Seidman, LLP Anthonie C. van Ekris Chairman, BALMAC International, Inc.	COUNSEL Skadden, Arps, Slate, Meagher & Flom LLP TRANSFER AGENT AND REGISTRAR American Stock Transfer and Trust Company

Salvatore J. Zizza Chairman, Zizza & Associates Corp.

GGN Q3/2013

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Gold, Natural Resources & Income Trust by Gabelli

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/20/2013

*	Print the name and title of each signing officer under his or her signature.